Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 64,671	$ 102,724
Accounts receivable	36,372	37,047
Inventories	12,600	5,900
Accrued revenue	0	554
Restricted cash	6,750	22,800
Prepaid expenses and other current assets	2,792	2,804
Investment	50,000	0
Total current assets	173,185	171,829
FIXED ASSETS:
Vessels, net	855,200	810,001
Advances for vessel acquisition and vessels under construction	76,299	39,902
Total fixed assets	931,499	849,903
OTHER NON CURRENT ASSETS:
Deferred finance charges, net	5,347	6,467
Restricted cash	1,423	3,923
Derivative assets	762	0
Accrued revenue	0	92
Long-term investment	0	50,000
Total assets	1,112,216	1,082,214
CURRENT LIABILITIES:
Current portion of long-term debt	35,185	19,199
Unearned revenue	13,106	18,205
Trade accounts payable	4,109	3,061
Accrued liabilities	3,865	6,364
Derivative liabilities	732	591
Due to Manager	307	73
Total current liabilities	57,304	47,493
Derivatives liabities	3,270	8,978
Long-term debt, net of current portion	473,110	596,468
Unearned revenue - Long-term	196	3,419
Total liabilities	533,880	656,358
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 76,661,451 and 83,436,484 issued and outstanding at December 31, 2012 and 2013, respectively	83	77
Preferred stock, $0.01 par value; 20,000,000 authorized, none and 1,600,000 issued and outstanding at December 31,2012 and 2013, respectively	16	0
Additional paid in capital	237,212	150,269
Retained earnings	341,025	275,510
Total shareholders' equity	578,336	425,856
Total liabilities and shareholders' equity	$ 1,112,216	$ 1,082,214